Description of Business - Additional Information (Details) - USD ($)		12 Months Ended
	Nov. 29, 2021	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Proceeds from public offering		$ 25,140,000
Initial public offering
Subsidiary, Sale of Stock [Line Items]
Proceeds from public offering	$ 25,140,000
Net Proceeds From Issuance Initial Public Offering	$ 21,640,000